Accrued Liabilities, detail (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accrued Liabilities
Interest on long-term debt	$ 1,536	$ 1,720
Vessels' operating and voyage expenses	1,055	1,929
Commissions	92	65
Interest on derivatives and other finance expenses	1,006	2,439
General and administrative expenses	176	211
Total	$ 3,865	$ 6,364